Dear Shareholders:
--------------------------------------------------------------------------------

    This is the first annual report for the Lexington Troika Dialog Russia Fund. The Fund became available for sale on July 3, 1996, a day which has greater significance as the date for the second round of voting for the Russian Presidential elections.

    The highlight of 1996 was the Russian Presidential elections and the re-election of President Yeltsin. It was this event and the increasing anticipation of defeat for the Communist Party, which propelled the equity markets in the second quarter of 1996, advancing 100% in this period. The boom was led by the most liquid stocks such as Mosenergo, Lukoil, UES, and Rostelecom.

    The bull market evaporated on July fourth, and a 30% rapid correction indicated that the much anticipated new wave of investment was not yet ready to invest in Russia. The third quarter of 1996 was a somewhat uneventful period, comprising a series of market rallies, which were dealt a heavy blow with the news that President Yeltsin would have to undergo heart surgery.

    The fourth quarter of 1996 was altogether more optimistic. The President's heart operation was successfully completed. Investor interest in Russia increased due to a very well received ADR placing for the gas company Gazprom, a successful debut of a sovereign Eurobond issue, and the arrival of the first Russian company to be listed on the NYSE. During late 1996, management of the economy returned, as many of the pre-election expenditure promises were left to wither, and the collection of taxes and state revenue became primary objectives.

    Through the end of 1996, the Fund maintained an approximate sector allocation of 35% in Oil and Gas, 20% Utilities, and 20% Telecoms. In order to be able to ensure overall liquidity, the Fund maintained a high level of liquid debt instruments at 20%. Major portfolio holdings included Lukoil, UES, Rostelecom, and the sovereign Eurobond issue.

                                Fund Performance

                                     July 3, 1996  December 31, 1996  % Change
                                     ------------  -----------------  --------
Unmanaged Moscow Times Index .........   150.98          143.54         (4.9%)
Unmanaged Russian Trading System Index   227.79          200.50        (12.0%)
Fund Net Asset Value .................   12.12            11.24         (4.6%)*


                      Market Strategy and Outlook for 1997

    Economy: Increasing focus on the economy is expected in 1997. Monthly performance will be partly judged by whether or not the government is allowed to make the regular draw downs on the $10 billion IMF loan. The continuing decrease of inflation to around 12% for 1997 from 22% in 1996, and 130% in 1995, controlled ruble depreciation, and the anticipation of GDP growth in 1997 are among the more positive features of the economy. On the negative side, there remains the risk of labor unrest due to the inability to fully escape from the clutches of the barter cycle.

    Politics: The President's health remains a distraction. New presidential elections in the event of Yeltsin's death or incapacity would create uncertainty. The communist draw at the polls is, however, likely to decline as restructuring advances. In the meantime, likely successors hovering in the wings include Prime Minister Chernomyrdin, former General Lebed, and Moscow Mayor Luzhkov.

    Markets: Investors are likely to increase their Russia weighting. This process is already underway in the first weeks of 1997. Investors are keen to see whether Russia can repeat its 1996 feat of showing the best performance among emerging markets, recording an increase of over 150% according to the unmanaged International Finance Corporation Global Russia Index. Primary interest remains among the more liquid shares, and in particular among those shares where an ADR has been created. The Fund will aim to emulate this trend. There is still considerable risk in this market; so although our long term outlook is quite bullish we expect a continuation of volatility over the near term. Sincerely,

     Gavin Rankin             Nancy Herring            Robert M. DeMichele
     Portfolio Manager        Portfolio Manager        President
     February, 1997           February, 1997           February, 1997


                                   CHART/BEGIN
            Printed version of this shareholder report contains a graphic chart indicating the comparison of change in value of a $10,000 investment in Lexington Troika
            Dialog Russia Fund, Inc., the unmanaged Moscow Times (MT) Index and the unmanaged Russian Trading System (RTS) Index from 7/3/96 through 12/31/96.
                                   CHART/END


*-9.01% is the since commencement (7/3/96) average annual standard total return for the period ended December 31, 1996. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return represents past performance and is not predictive of future results.

Lexington Troika Dialog Russia Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996

  Number                                                                 Value
of Shares                              Security                         (Note 1)
--------------------------------------------------------------------------------
             Common Stock: 79.8%

             Food Wholesalers: 3.3%
    21,360   Krasny Oktyabr2 ......................................  $  448,560
                                                                     ----------

             Merchandising: 2.8%
     9,000   Trade House GUM2 .....................................     247,500
     2,500   Trade House GUM (ADR)2 ...............................     140,417
                                                                     ----------
                                                                        387,917
                                                                     ----------

             Natural Gas: 2.6%
    20,500   Gazprom (ADR)2 .......................................     361,825
                                                                     ----------

             Oil & Gas Drilling: 14.7%
   130,000   Kondpetroleum2 .......................................     188,500
   135,000   Megionneftegaz2 ......................................     432,000
    40,000   Megionneftegaz (Preferred shares)2 ...................      85,400
    10,000   Nizhnevartovskneftegaz (Preferred shares)1,2 .........      25,000
    79,000   Noyabrskneftegaz2 ....................................     495,725
    30,000   Noyabrskneftegaz (Preferred shares)2 .................     126,000
   150,000   Orenburgneft2 ........................................     405,000
     6,000   Tatneft (ADR)2 .......................................     288,000
                                                                     ----------
                                                                      2,045,625
                                                                     ----------

             Oil & Gas Exploration: 18.4%
    25,000   Chernogorneft2 .......................................     298,750
    25,000   Chernogorneft (ADR)2 .................................     312,500
    35,000   LUKoil Holdings2 .....................................     395,500
     7,000   LUKoil Holdings of Russia (ADR) ......................     326,060
    12,200   Permenergo2 ..........................................     201,910
     2,000   Permneft2 ............................................     101,000
   200,000   Purneftegaz2 .........................................     520,000
    65,000   Tomskneft2 ...........................................     317,200
    10,000   Tomskneft (Preferred shares)2 ........................      34,550
     1,000   Udmurtneft1,2 ........................................      38,500
                                                                     ----------
                                                                      2,545,970
                                                                     ----------

             Services: 0.2%
    80,000   Tsum Jsc Torgovy2 ....................................      31,240
                                                                     ----------

Lexington Troika Dialog Russia Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)

   Number
 of Shares
or Principal                                                              Value
  Amount                               Security                         (Note 1)
--------------------------------------------------------------------------------
             Telecommunications: 21.7%
     6,110   Chelyabinskvyazinform1,2 ...............................$   91,650
     2,600   Chelyabinskvyazinform (Preferred shares)1,2 ............    27,999
   210,000   Irkutskelectrosvyaz2 ...................................   115,500
     1,022   Moscow Telephone Systems2 ..............................   756,280
       600   Moscow Telephone Systems (Preferred shares)2 ...........   255,000
   126,000   Nizhnovsvyazinform1,2 ..................................   252,000
   100,000   Nizhnovsvyazinform (Preferred shares)1,2 ...............   110,000
   285,000   Rostelekom2 ............................................   689,700
    50,000   Rostelekom (Preferred shares)2 .........................    93,500
     2,500   Samarasvyazinform2 .....................................   112,500
     3,000   Samarasvyazinform (Preferred shares)1,2 ................    90,000
   300,000   St. Petersburg Telecommunication2 ......................   330,000
   100,000   St. Petersburg Telecommunication (Preferred shares)1,2 .    75,000
                                                                     ----------
                                                                      2,999,129
                                                                     ----------
             Transportation-Shipping: 0.1%
    10,000   Primorsk Sea Shipping1,2 ...............................    17,500
                                                                     ----------

             Utilities: 16.0%
 2,500,000   Irkutskenergo2 .........................................   331,250
   250,000   Lenenergo (Preferred shares)2 ..........................    65,000
   400,000   Mosenergo2 .............................................   408,000
     3,000   Mosenergo (ADR)2 .......................................    92,001
   800,000   Samaraenergo2 ..........................................   268,000
   624,000   Sverdlovskenergo (Preferred shares)1,2 .................    96,720
 9,000,000   Unified Energy System2 .................................   819,000
 2,000,000   Unified Energy System (Preferred shares)2 ..............   133,200
                                                                     ----------
                                                                      2,213,171
                                                                     ----------
             Total Common Stock
             (Cost $10,092,963) .....................................11,050,937
                                                                     ----------

             Government Obligations: 10.5%
$1,500,000   Russian Ministry of Finance Note
             9.25%, due 11/27/01 (Cost $1,493,538) .................. 1,450,314
                                                                     ----------

Lexington Troika Dialog Russia Fund, Inc.
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)

 Principal                                                              Value
  Amount                               Security                         (Note 1)
--------------------------------------------------------------------------------
             Short-Term Investments: 8.4%
  $400,000   United States Treasury Bill 5.13% due 02/06/97 ....... $   397,932
   800,000   United States Treasury Bill 5.16% due 12/11/97 .......     760,128
                                                                    -----------

             Total Short-Term Investments
             (Cost $1,158,253) ....................................   1,158,060
                                                                    -----------

             Total Investments: 98.7%
             (Cost $12,744,754+) (Note 1) .........................  13,659,311


             Other assets in excess of liabilities: 1.3% ..........     187,145
                                                                    -----------

             Total Net Assets: 100.0%
             (equivalent to $11.24 per share on 1,232,123
             shares outstanding) .................................. $13,846,456
                                                                    ===========

1Restricted Security (Note 7).
2Non-income producing security.
ADR-American Depository Receipt.
+Aggregate cost for Federal income tax purposes is $12,799,837.





   The Notes to Financial Statements are an integral part of this statement.

Lexington Troika Dialog Russia Fund, Inc.
Statement of Assets and Liabilities
December 31, 1996

Assets
Investments, at value (cost $12,744,754) (Note 1) ................  $13,659,311
Cash .............................................................      498,580
Due from Lexington Management Corporation (Note 2) ...............       80,159
Receivable for investment securities sold ........................      300,000
Receivable for shares sold .......................................       67,140
Interest receivable ..............................................       16,090
Deferred organization expense, net (Note 1) ......................       94,533
Other receivable .................................................           72
                                                                    -----------
          Total Assets ...........................................   14,715,885
                                                                    -----------

Liabilities
Payable for investment securities purchased ......................      625,250
Distributions payable ............................................        4,565
Accrued expenses .................................................      132,596
Other liabilities ................................................      107,018
                                                                    -----------
          Total Liabilities ......................................      869,429
                                                                    -----------

Net Assets (equivalent to $11.24 per share
  on 1,232,123 shares outstanding) (Note 4) ......................  $13,846,456
                                                                    ===========

Net Assets consist of:
Capital stock-authorized 1,000,000,000 shares, $.001
  par value per share ............................................  $     1,232
Additional paid in capital .......................................   12,911,542
Accumulated net realized gain on investments (Note 1) ............       19,125
Unrealized appreciation on investments ...........................      914,557
                                                                    -----------
          Total Net Assets .......................................  $13,846,456
                                                                    ===========

   The Notes to Financial Statements are an integral part of this statement.

Lexington Troika Dialog Russia Fund, Inc.
Statement of Operations
June 3, 1996 (commencement of operations) to December 31, 1996

Investment Income
     Interest ..............................................          $  98,409
                                                                      ---------

Expenses
   Custodian expense .......................................  105,882
   Investment advisory fee (Note 2) ........................   65,149
   Professional fees .......................................   34,058
   Directors' fees and expenses ............................   26,509
   Printing and mailing expenses ...........................   16,620
   Distribution expense (Note 3) ...........................   13,030
   Amortization of deferred organization costs (Note 1) ....   12,485
   Transfer agent and shareholder servicing expense (Note 2)    9,640
   Accounting expenses (Note 2) ............................    7,477
   Registration fees .......................................    3,278
   Computer processing fees ................................    2,886
   Other expenses ..........................................    4,557
                                                              -------
       Total expenses ......................................  301,571
         Less: expenses voluntarily reimbursed by the
           investment adviser (Note 2) .....................  145,137   156,434
                                                             -------- ---------
           Net investment loss .............................            (58,025)

Realized and Unrealized Gain on Investments (Note 5)
    Net realized gain on investments .......................            457,898

    Net change in unrealized appreciation on investments ...            914,557
                                                                     ----------
           Net realized and unrealized gain ................          1,372,455
                                                                     ----------
Increase in Net Assets Resulting from Operations ...........         $1,314,430
                                                                     ==========


   The Notes to Financial Statements are an integral part of this statement.

Lexington Troika Dialog Russia Fund, Inc.
Statement of Changes in Net Assets
June 3, 1996 (commencement of operations) to December 31, 1996


Net investment loss ..............................................  $   (58,025)
Net realized gain from investments ...............................      457,898
Net change in unrealized appreciation on investments .............      914,557
                                                                    -----------
    Net increase in net assets resulting from operations .........    1,314,430

Distributions to shareholders from net realized gains on
  investments ....................................................     (380,748)
Increase in net assets from capital share transactions (Note 4) ..   12,912,774
                                                                    -----------
    Net increase in net assets ...................................   13,846,456

Net Assets:
Beginning of period ..............................................        -
                                                                    -----------
End of period ....................................................  $13,846,456
                                                                    ===========


   The Notes to Financial Statements are an integral part of this statement.

Lexington Troika Dialog Russia Fund, Inc.
Notes to Financial Statements
June 3, 1996 (commencement of operations) to December 31, 1996

1. Significant Accounting Policies

Lexington Troika Dialog Russia Fund, Inc. (the "Fund") is an open-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation through investments primarily in the equity securities of "Russian Companies" as defined in the prospectus. The Fund commenced operations on June 3, 1996 and its registration statement became effective on July 3, 1996. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Investments Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked price is used. However, when Fund management deems it appropriate, prices obtained for the day of valuation from a third party pricing service will be used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked price. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income is recorded on the ex-dividend date. Occasionally dividend information on foreign securities is received after the ex-dividend date and the income is recorded as soon as the information is available to the Fund. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

    Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in a foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations. There were no forward foreign currency exchange contracts outstanding at December 31, 1996.

    Federal Income Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

    Distributions Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book / tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains, and net assets were not affected by this change.

Lexington Troika Dialog Russia Fund, Inc.
Notes to Financial Statements
June 3, 1996 (commencement of operations) to December 31, 1996 (continued)

    Deferred Organization Expenses Organization expenses aggregating $107,018 have been deferred and are being amortized on a straight-line basis over five years.

    Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Advisory Fee and Other Transactions with Affiliate

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.25% of the Fund's average daily net assets. In connection with providing investment advisory services, LMC has entered into a sub-advisory contract with Troika Dialog Asset Management, ZAO ("Troika") under which Troika provides the Fund with investment management services. Pursuant to the terms of the sub-advisory contract between LMC and Troika, LMC pays Troika a monthly sub-advisory fee at the annual rate of 0.625% of the Fund's average daily net assets. LMC has voluntarily agreed to reimburse the Fund for certain expenses. The investment advisory fee and expense reimbursement are set forth in the statement of operations.

    The Fund also reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $11,626 which were incurred by the Fund, but paid by LMC.

3. Distribution Plan

The Fund has a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the period ended December 31, 1996 were $13,030 and are set forth in the statement of operations.

4. Capital Stock

Transactions in capital stock were as follows:

                                                           June 3, 1996
                                                   (commencement of operations)
                                                      to December 31, 1996
                                                  -----------------------------
                                                    Shares             Amount
                                                  ---------         -----------
Shares sold ....................................  1,211,091         $12,667,903
Shares issued on reinvestment of dividends .....     33,799             376,183
                                                  ---------         -----------
                                                  1,244,890          13,044,086

Shares redeemed ................................    (12,767)           (131,312)
                                                  ---------         -----------
  Net increase .................................  1,232,123         $12,912,774
                                                  ---------         -----------

Lexington Troika Dialog Russia Fund, Inc.
Notes to Financial Statements
June 3, 1996 (commencement of operations) to December 31, 1996 (continued)

5. Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales of securities for the period ended December 31, 1996, excluding short-term securities, were $ 16,573,159 and $5,444,180, respectively.

    At December 31, 1996, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,422,719 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $563,245.

6. Investment and Concentration Risks

The Fund's investments are concentrated in Russian securities and are therefore exposed to the risks associated with that country. These risks, which may not be present in domestic investments or in other developed countries, include:

    Market, Concentration, and Liquidity Risks The Russian securities markets are substantially smaller, less liquid, and significantly more volatile than the securities markets in the United States. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading volume. Due to these factors, obtaining prices on portfolio securities from independent sources may be more difficult than in other markets. In addition, despite the Fund's policies and procedures addressing liquidity, it may be difficult for the Fund to obtain or dispose of some investment securities because of poor liquidity.

    Settlement and Custody Risks Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing, and registration are subject to significant risks not normally associated with investments in the United States and more developed markets. Ownership of shares is defined according to entries in the company's share register (maintained by third party registrars) and normally evidenced by extracts from the register. These registrars are not necessarily subject to effective state supervision, and it is possible for the fund to lose its registration through fraud, negligence, or even mere oversight. In addition, the extracts have no legal enforceability, and it is possible that subsequent illegal amendment or other fraudulent acts may deprive the Fund of its ownership rights. Uncertainty in settlement results from the time necessary for buyers and sellers to physically deliver documents to the registrars which may be located in remote areas. In the case of purchases, payment is not made until the custodian has physically received the extract. For sales, the client may be forced to remit securities before payment is received.

    Foreign Currency and Exchange Risk The Fund's assets are invested in securities which are denominated in rubles. Rubles are not yet freely convertible into other currencies outside Russia. The value of the assets of the Fund and its income, as measured in U.S. dollars, may suffer significant declines due to disruptions in the ruble market, or be otherwise adversely affected by exchange control regulations.

Lexington Troika Dialog Russia Fund, Inc.
Notes to Financial Statements
June 3, 1996 (commencement of operations) to December 31, 1996 (continued)

6. Investment and Concentration Risks (continued)

    Political and Economic Risk Since the breakup of the Soviet Union at the end of 1991, Russia has experienced dramatic political and social change. The political system in Russia is emerging from a long history of extensive state involvement in economic affairs. The country is undergoing a rapid transition from a centrally-controlled command system to a market-oriented, democratic model. The Fund may be affected unfavorably by political or diplomatic developments, social instability, changes in government policies, taxation and interest rates, currency repatriation restrictions and other political and economic developments in the law or regulations in Russia and, in particular, the risk of expropriation, nationalization and confiscation of assets and changes in legislation relating to foreign ownership.

    In addition to the risks described above, risks may arise from forward foreign currency exchange contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

7. Restricted Securities

Pursuant to guidelines adopted by the Fund's Board of Directors, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value, at the time of purchase.


                                                   Acquisition  Average Cost              Percent of
          Security                          Shares    Date       Per Share  Market Value  Net Assets
          --------                          ------    ----       ---------  ------------  ----------
Chelyabinskvyazinform ...................    6,110   11/19/96      $17.72     $ 91,650       0.66%
Chelyabinskvyazinform (Preferred
  shares) ...............................    2,600   11/19/96       17.23       27,999       0.20
Nizhnevartovskneftegaz (Preferred
  shares) ...............................   10,000    11/1/96        3.30       25,000       0.18
Nizhnovsvyazinform ......................  126,000     8/1/96        0.96      252,000       1.82
Nizhnovsvyazinform (Preferred shares) ...  100,000   11/20/96        1.60      110,000       0.79
Primorsk Sea Shipping ...................   10,000    6/19/96        2.00       17,500       0.13
Samarasvyazinform (Preferred shares) ....    3,000   11/19/96       36.50       90,000       0.65
St. Petersburg Telecommunication
  (Preferred shares) ....................  100,000    12/5/96        0.96       75,000       0.54
Sverdlovskenergo (Preferred shares) .....  624,000     9/4/96        0.14       96,720       0.70
Urdmurtneft .............................    1,000    12/3/96       40.00       38,500       0.28
                                                                              --------       ----
                                                                              $824,369       5.95%
                                                                              ========       ====

Lexington Troika Dialog Russia Fund, Inc.
Financial Highlights

Selected per share data for a share outstanding throughout the period:
July 3, 1996 (effective SEC registration date) to December 31, 1996**


Net asset value, beginning of period ..............................................................................     $12.12
                                                                                                                        ------
Loss from investment operations:
  Net investment loss .............................................................................................      (0.05)
  Net  realized and  unrealized  loss on  investments .............................................................      (0.51)
                                                                                                                        ------
Total loss from investment  operations ............................................................................      (0.56)
Less  distributions:
  Distributions  from net realized gains ..........................................................................      (0.32)
                                                                                                                        ------
Net asset value, end of period                                                                                          $11.24
                                                                                                                        ======
Total return (9.01%)*
Ratio to average net assets:
  Expenses,  before reimbursement or waivers ......................................................................       5.07%*
  Expenses, net of reimbursement or waivers .......................................................................       2.65%*
  Net investment loss, before reimbursement or waivers ............................................................      (3.69%)*
  Net  investment  loss ...........................................................................................      (1.27%)*
Portfolio turnover rate ...........................................................................................     115.55%*
Average  commissions paid on equity  security  transactions .......................................................          -***
Net  assets  at end of period  (000's omitted) ....................................................................    $13,846

  *Annualized

 **The Fund's commencement of operations was  June 3, 1996  with  the investment of its initial capital.  The Fund's registration statement  with  the  Securities  and  Exchange Commission became effective on July 3, 1996. Financial  results  prior  to the effective date of the Fund's registration statement are not presented in this Financial Highlights Table.

***The average commission paid on equity security transactions for  the  period  ended  December 31, 1996  was less  than  $0.005 per share of securities purchased and sold.

Independent Auditors' Report


The Board of Directors and Shareholders
Lexington Troika Dialog Russia Fund, Inc.:

    We have audited the accompanying statements of net assets (including the portfolio of investments) and assets and liabilities of Lexington Troika Dialog Russia Fund, Inc. as of December 31, 1996, the related statements of operations and changes in net assets, for the period from June 3, 1996 (commencement of operations) to December 31, 1996, and the financial highlights for the period from July 3, 1996 (effective SEC registration date) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. As to securities purchased or sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lexington Troika Dialog Russia Fund, Inc. as of December 31, 1996, the results of its operations and changes in its net assets for the period from June 3, 1996 (commencement of operations) to December 31, 1996, and the financial highlights for the period from July 3, 1996 (effective SEC registration date) to December 31, 1996, in conformity with generally accepted accounting principles.



                                                           KPMG Peat Marwick LLP



New York, New York
February 10, 1997

(left column)

LEXINGTON
INVESTOR SERVICES
---------------------------------------------

As a Lexington shareholder, you should be aware of the many services available to you.

No  Load-The  Lexington  Funds  are  no  load
funds.  That is,  investments and redemptions
are   made   without   any   sales   charges,
commissions or redemption fees.

                 ----------

Free  Telephone  Exchange-Investments  in the
Lexington Funds may be exchanged for shares of a different Lexington Fund at any time.

                 ----------

Check  Writing   Privileges-Lexington   Money
Market  Trust and  Lexington  Tax Free  Money
Fund  permit  investors  immediate  access to
their   funds   with   check    writing   for
withdrawals from their account.

                 ----------

Tax Sheltered Plans-IRA,  Keogh, Pension, and
Profit Sharing  Prototype Plans are available
to qualified  individuals.  These plans offer
investment   flexibility  through  the  Share
Exchange Service, simplified record keeping, convenience and investment supervision.

                 ----------

Custodial Accounts for Minors-Investments may be made on behalf of minors under the Uniform
Gifts to Minors Act currently in effect in all states.

                 ----------

Systematic Withdrawal Plan-An investor may elect to receive a fixed amount from his or her account each month or quarter, subject to certain minimums.

                 ----------

Complete   Record   Keeping-A   statement  is
provided for every transaction in addition to a year-end statement with tax information.


(right column)

The Lexington Group of
No Load Investment Companies

Lexington    Worldwide    Emerging    Markets    Fund,    Inc.
-Seeks long-term growth of capital primarily through invest-ment in equity securities of companies domiciled in, or doing business in, emerging countries and emerging markets.

Lexington    Global   Fund,  Inc. - Seeks   long-term   growth
of capital primarily through investment in common stocks of companies domiciled in foreign countries and the United
States.

Lexington    International   Fund,    Inc. - Seeks   long-term
growth of capital through investment in companies domiciled in foreign countries.

Lexington    Troika    Dialog    Russia    Fund,  Inc. - Seeks
long-term capital appreciation through investments primarily in the equity securities of Russian companies.

Lexington   Crosby   Small   Cap   Asia   Growth   Fund,  Inc.
- Seeks long-term capital  appreciation  through investment in
companies   domiciled   in  the  Asia  Region  with  a  market
capitalization of less than $1 billion.

Lexington    Ramirez    Global    Income    Fund - Seeks  high
current income. Capital appreciation is a secondary objective.
The Fund invests in a combination of foreign and domestic high-yield, lower rated debt securities.

Lexington   Goldfund,    Inc. - Seeks   capital   appreciation
through investment in gold bullion and shares of gold mining companies.

Lexington    Growth    and    Income    Fund,     Inc. - Seeks
capital appreciation over the long-term through investments in the stocks of large, ably managed and well financed companies.

Lexington     Corporate     Leaders     Trust     Fund - Seeks
capital growth and reasonable income through investment in an equal number of shares of an established list of American blue chip corporations.

Lexington    SmallCap    Value    Fund,    Inc. - Seeks  long-
term capital appreciation through investment in common stocks of companies domiciled in the United States with a market capitalization of less than $1 billion.

Lexington Convertible Securities Fund - Seeks total return by providing capital appreciation, current income and conservation of capital through investments in a diversified portfolio of securities convertible into shares of common stock.

Lexington GNMA Income Fund, Inc. - Seeks to achieve a high level of current income, consistent with liquidity and safety of principal, through investment primarily in mortgage-backed GNMA ("Ginnie Mae") certificates that are guaranteed as to the timely payment of principal and interest by the United States Government.

Lexington   Money   Market  Trust - Seeks  a  high   level  of
current income consistent with preservation of capital and liquidity through investments in interest bearing short-term money market instruments.

Lexington   Tax   Free   Money   Fund,  Inc. - Seeks   current
income exempt from Federal income taxes while maintaining stability of principal, liquidity and preservation of capital.


For more complete information about any of the Lexington Funds and a prospectus which includes management fee and expenses call the distributor toll-free at 1-800-526-0056. Read the prospectus carefully before you invest or send money.

*Redemptions  on  shares of  Lexington Troika Dialog Russia Fund, Inc. held less than 365 days are subject to a redemption fee of 2% of the redemption proceeds.
                                       15

(left column)

Lexington
Troika Dialog Russia Fund, Inc.

Investment Adviser
----------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

Sub-Adviser
----------------------------------------------------------
Troika Dialog Asset Management
6/3 1st Kolobovsky Per
Moscow, 103051 Russia

Distributor
----------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663




         ------------------------------------------
          All shareholder requests for services of any kind should be sent to:

          Transfer Agent
         ------------------------------------------
          STATE STREET BANK AND
          TRUST COMPANY
          c/o National Financial Data Services
          1004 Baltimore
          Kansas City, Missouri 64105

          Or call toll free:
          Service and Sales: 1-800-526-0056
          24 Hour Account Information:
          1-800-526-0052
          Outside U.S. (201) 845-7300
         ------------------------------------------


----------------------------------------------------------

(800) 526-0052

                         "LEXLINE"
        24 hour toll-free telephone access to your
                  Lexington Fund account
       Price/Yield * Account Balances * Exchanges *
  Last Transactions * Total Return * Duplicate Statements

----------------------------------------------------------

This report has been prepared for the information of the shareholders of Lexington Troika Dialog Russia Fund, Inc.
and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.


(right column)



                            ------------------------

                                    LEXINGTON

                            ------------------------




                            ------------------------

                                    LEXINGTON
                                     TROIKA
                                     DIALOG
                                     RUSSIA
                                   FUND, INC.

                                  (filled box)




                                  (filled box)

                                  ANNUAL REPORT
                                DECEMBER 31, 1996

                               The Lexington Group
                                   of No Load
                              Investment Companies

                            ------------------------